UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	February 13, 2008


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	500,066



List of Other Included Manager:

  No. 	13F File Number		Name
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
                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	    24888   1359270 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    27791    945600 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     68534       484 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207     14184      2995 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    28626   1218120 SH         SOLE          SOLE
CABELA'S INC.			COM   126804301	     2110    140000 SH         SOLE          SOLE
CANADIAN NATURAL RESOURCES	COM   136385101	     9143    125000 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     35152   1779838 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      6595    107463 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     24171   1333918 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105      1152    357800 SH         SOLE          SOLE
FINANCIAL FEDERAL CORP.		COM   317492106      7441    333825 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       219      5900 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     29594    896511 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       369      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     35578    471042 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     38499     78394 SH         SOLE          SOLE
NETFLIX, INC.	                COM   64110L106      3727    140000 SH         SOLE          SOLE
POOL CORPORATION                COM   73278L105     21224   1070320 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       710     12500 SH         SOLE          SOLE
RADIO ONE, INC. - CL D          COM   75040P405       119     50000 SH         SOLE          SOLE
REDWOOD TRUST, INC.             COM   758075402       411     12000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       406      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     15266    184600 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      3203    126069 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       272      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     27673    614810 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       817     25000 SH         SOLE          SOLE
STRAYER EDUCATION, INC.		COM   863236105	    30540    179035 SH	       SOLE	     SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      8596    331000 SH         SOLE          SOLE
THOR INDUSTRIES, INC.		COM   885160101     12329    324365 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.	COM   91324P102	    19772    339725 SH	       SOLE	     SOLE
VULCAN MATERIALS CO.		COM   929160109       955     12080 SH         SOLE          SOLE
                                                   500066